REVENUES (Tables)	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue
The following table provides additional details related to the Company’s Revenues for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales	$42,155,920	$—	$—	$42,155,920
Fees	74,962	—	28,232	103,194
Blockchain rewards	179,924	—	890	180,814
Proprietary mining	—	—	63,305	63,305
Revenues from contracts with customers	42,410,806	—	92,427	42,503,233

Blockchain rewards from non-customers	5,852	—	2,099	7,951
Lending	80,405	—	5,084	85,489
Total revenues	$42,497,063	$—	$99,610	$42,596,673

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales	$51,488,120	$—	$—	$51,488,120
Fees	29,240	—	21,571	50,811
Blockchain rewards	3,230	—	2,455	5,685
Proprietary mining	—	—	33,121	33,121
Revenues from contracts with customers	51,520,590	—	57,147	51,577,737

Blockchain rewards from non-customers	982	—	—	982
Lending	43,919	—	4,141	48,060
Total revenues	$51,565,491	$—	$61,288	$51,626,779

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales	$119,724,879	$—	$—	$119,724,879
Fees	31,104	—	3,167	34,271
Blockchain rewards	—	—	7,510	7,510
Proprietary mining	—	—	29,911	29,911
Revenues from contracts with customers	119,755,983	—	40,588	119,796,571

Blockchain rewards from non-customers	—	—	—	—
Lending	29,276	—	—	29,276
Total revenues	$119,785,259	$—	$40,588	$119,825,847